Voya Intermediate Bond Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.51%	(0.74%)	2.06%
Performance Inception Date		Dec. 15, 1998
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.74%	(2.13%)	0.64%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.64%	(1.16%)	0.96%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.51%	(0.99%)	1.69%
Performance Inception Date		Dec. 15, 1998
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.56%	0.11%	2.66%
Performance Inception Date		Jan. 08, 2002
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.91%	(0.50%)	2.05%
Performance Inception Date		Mar. 16, 2004
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.62%	0.16%	2.71%
Performance Inception Date		May 31, 2013
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			7.45%	(0.01%)	2.57%
Performance Inception Date		Dec. 17, 2007
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.